Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	3 Months Ended				6 Months Ended	9 Months Ended		12 Months Ended
	Mar. 31, 2023	Sep. 30, 2022	Mar. 31, 2022	Sep. 30, 2021	Dec. 31, 2022	Mar. 31, 2023	Mar. 31, 2022	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Cash flows from operating activities:
Net loss	$ (13,193,975)	$ (4,168,591)	$ (63,569,495)	$ (552,381)		$ (31,495,248)	$ (98,456,505)	$ (102,232,090)	$ (26,372,734)
Adjustments to reconcile net loss to net cash used in operating activities:
Amortization and depreciation						5,408,467	9,555,184	12,026,581	3,416,252
Asset impairment charges			38,629,310		$ 16,135,000	16,135,000	38,629,310	46,498,689
Right-of-use asset amortization						69,597	471,007	506,742	162,545
Stock-based compensation	205,079		1,346,502			1,127,070	3,958,275	5,165,653	4,129,726
Deferred income taxes							(5,503,861)	(5,671,861)	(4,136,258)
Loss on conversion of senior convertible note							5,999,662	5,999,662
Loss on extinguishment of senior convertible note						3,616,372	28,478,804	28,478,804
Amortization of debt discount							3,389,055	3,389,055	467,504
Change in fair value of warrant liability	(1,412,941)		(8,181,398)			(6,435,229)	(28,641,920)	(31,468,270)	1,549,924
Loss (gain) on contingent consideration		(179,468)				2,864,551	(1,950,693)	(2,355,308)	1,748,607
Change in fair value of derivative liability	1,163,979	(274,864)	20,573,051			(7,435,687)	22,055,672	10,882,241
Loss on disposal of businesses, net	4,198,362					4,198,362
Gain on termination of lease	(799,901)					(799,901)
Gain on sale of business								(1,069,262)
Other non-cash charges, net									2,460
Changes in operating assets and liabilities:
Accounts receivable						(158,567)	(198,876)	(133,968)	76,040
Receivables reserved for users						40,638	1,238,509	(624,803)	(2,260,031)
Other receivables						(14,076)	(764,685)	193,224	10,477
Prepaid expenses and other current assets						588,519	1,490,618	1,530,812	(2,246,119)
Other non-current assets						680,409	144,996	161,645	(220,329)
Accounts payable and accrued expenses						1,947,924	4,874,643	5,029,309	4,312,871
Liabilities to customers						(2,448,734)	697,334	1,920,260	672,403
Deferred revenue						700,874	557,894	552,987	(83,339)
Operating lease liability						(116,391)	(125,206)	213,461	(108,363)
Other, net									(4,642)
Net cash used in operating activities						(11,526,050)	(14,100,783)	(21,006,437)	(18,883,006)
Cash flows from investing activities:
Proceeds from the sale of Bethard Business						1,739,882
Proceeds from the sale of Spanish operations						1,200,000
Cash consideration paid for Bethard acquisition, net of cash acquired								(20,067,871)
Cash consideration paid for Bethard acquisition, net of cash acquired							(20,067,871)		(28,930,540)
Cash consideration paid for ggCircuit									(14,993,977)
Cash consideration paid for Helix									(9,964,691)
Cash consideration paid for Argyll, net of cash acquired									(728,926)
Cash consideration paid for EGL, net of cash acquired									(622,503)
Cash consideration paid for FLIP									(100,000)
Proceeds from sale of assets								159,872
Purchase of intangible assets							(34,647)	(34,648)	(730,234)
Purchases of equipment						(3,321)	(86,670)	(137,729)	(62,385)
Net cash provided by (used in) investing activities						2,936,561	(20,189,188)	(20,080,376)	(56,133,256)
Cash flows from financing activities:
Proceeds from equity financing, net of issuance costs						9,001,103	13,605,000	13,625,925	27,340,000
Proceeds from exercise of pre-funded warrants						17,850
Proceeds from issuance of Series B redeemable preferred stock, net of issuance costs						1,000
Redemption of Series B redeemable preferred stock						(1,000)
Proceeds from issuance of 10% Series A cumulative redeemable convertible preferred stock, net of issuance costs							7,599,334	7,599,334
Payment of dividends on 10% Series A cumulative redeemable convertible preferred stock						(601,884)	(300,942)	(501,570)
Issuance of common stock under the ATM, net of issuance costs							3,885,109	3,885,109
Payment of Bethard contingent consideration							(1,016,331)	(1,016,331)
Proceeds from exercise of stock options and warrants, net of issuance costs							67,479	67,479	26,584,860
Repayment of senior convertible note						(2,778,427)
Proceeds from issuance of Senior Convertible Note									35,000,000
Payment of debt issuance costs									(2,485,000)
Repayment of notes payable and finance leases						(37,150)	(157,810)	(171,661)	(83,659)
Net cash provided by financing activities						5,601,492	23,681,839	23,488,285	86,356,201
Effect of exchange rate on changes in cash and restricted cash						1,026,933	(379,416)	(952,032)	(332,879)
Net decrease in cash and restricted cash						(1,961,064)	(10,987,548)	(18,550,560)	11,007,061
Cash and restricted cash, beginning of the period		4,809,808		23,360,368	4,809,808	4,809,808	23,360,368	23,360,368	12,353,307	$ 12,353,307
Cash and restricted cash, end of the period	2,848,744		12,372,820			2,848,744	12,372,820	4,809,808	23,360,368	12,353,307
Cash		2,517,146		19,917,196	2,517,146	2,517,146	19,917,196	19,917,196		12,353,307
Restricted cash		$ 2,292,662		$ 3,443,172	$ 2,292,662	2,292,662	3,443,172	3,443,172
Cash	1,875,758		9,404,637			1,875,758	9,404,637	2,517,146	19,917,196
Restricted cash	$ 972,986		$ 2,968,183			972,986	2,968,183	2,292,662	3,443,172
CASH PAID FOR:
Interest						2,442,673	1,734,291	2,434,291	226,517
Income taxes						376	431	(2,581)	23,433
SUPPLEMENTAL DISCLOSURE OF NON-CASH FINANCING ACTIVITIES:
Fair value of contingent consideration payable in cash and common stock for Bethard acquisition							6,700,000	6,700,000
Increase in Senior Convertible Note from conversion of accounts payable and accrued interest						2,500,000
Conversion of senior convertible notes to common stock						19,261,583	10,652,648	10,652,648
Accretion of 10% Series A cumulative redeemable convertible preferred stock						225,782	108,209	182,046
Right-of-use asset obtained in exchange for operating lease obligation							1,112,960	1,112,960
Finance lease asset obtained in exchange for financing lease obligation							$ 96,018	96,018
Fair value of warrants issued as debt discount on senior convertible note									26,680,000
Common stock issued for ggCircuit									9,273,211
Common stock issued for Helix									5,901,133
Common stock issued for Argyll									3,802,500
Fair value of warrants issued for Argyll acquisition									2,750,076
Settlement of Argyll acquisition warrant liability for common stock									7,480,000
Common stock issued for EGL at closing									2,193,833
Settlement of EGL contingent holdback consideration in common stock									597,650
Common stock issued for FLIP acquisition at closing									411,817
Settlement of FLIP contingent consideration in common stock									500,000
Right-of-use assets and liabilities acquired through operating leases									1,408,942
Equipment acquired through finance lease									117,979
Share settlement of liabilities to be settled in stock account									$ 927,855